Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Sep. 30, 2025	Sep. 25, 2025	Sep. 30, 2024	Sep. 25, 2024	Sep. 30, 2023	Sep. 25, 2023	Sep. 30, 2022	Sep. 25, 2022
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based On Total Shareholder Return	Net Loss
(a)	(b) (1)	(c) (2)	(d)	(e) (4)	(f) (5)	(g) (6)
2025	1,116,996	$1,105,300	$207,256	$172,256	$0.19	(28,333,817)
2024	$1,089,451	$702,443	$165,853	$165,853	$2.53	$(7,635,505)
2023	$645,803	$562,675	$162,291	$162,291	$65.03	$(9,233,438)
2022	$637,534	$554,406	$96,635	$96,635	$18.10	$(13,292,242)

PEO Total Compensation Amount	[1]		$ 1,116,996		$ 1,089,451		$ 645,803		$ 637,534
PEO Actually Paid Compensation Amount	[2]		1,105,300		702,443		562,675		554,406
Non-PEO NEO Average Total Compensation Amount			207,256		165,853		162,291		96,635
Non-PEO NEO Average Compensation Actually Paid Amount	[3]		172,256		165,853		162,291		96,635
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]		The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Govil), as computed in accordance with Item 402(v) of Regulation S-K. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below
Total Shareholder Return Amount	[4]		0.19		2.53		65.03		18.10
Net Income (Loss) Attributable to Parent	[5]		(28,333,817)		$ (7,635,505)		$ (9,233,438)		$ (13,292,242)
Total Adjustments			(11,696)	$ (87,008)		$ (4,155)		$ (83,128)
Deduction for Change in the Actuarial Present values reported under the “Change in Pension Value and Nonaualified Deferred Comoensation Earnimrn” Column of the SCT [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments
Increase for “Service Cost” for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments
Increase for “Prior Service Cost” for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments
Deduction for Amounts Reported under the “Stock Awards” Column in the SCT [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments
Deduction for Amounts Reported under the “Option Awards” Column in the SCT [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments
Increase for Fair Value of Awards Granted during year that Remain Unvested as of Year end [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments
Increase for Fair Value of Awards Granted during year that vest during year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments
Increase/deduction for Change in Fair value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments			(8,772)	(84,879)		(1,948)		(53,747)
Increase/deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments			(2,924)	(2,129)		(2,207)		(29,381)
Deduction of Fair value of Awards Granted Prior to year that were Forfeited during year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments
Increase based upon Incremental Fair Value of Awards Modified during year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments
Increase based on Dividends or Other Earnings Paid durilling year prior to Vesting Date of Award [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments

[1]	The dollar amounts reported in column (b) are the amounts reported for Saagar Govil, Chairman of the Board, CEO, President, and Secretary, for each of the corresponding years in the “Total” column of the in our Summary Compensation Table. Refer to the Summary Compensation Table above.
[2]	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Govil, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect the total compensation actually realized or received by Mr. Govil. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
[3]	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Govil), as computed in accordance with Item 402(v) of Regulation S-K. In accordance with these rules, these amounts reflect “Total Compensation” as set forth in the Summary Compensation Table for each year, adjusted as shown below.
[4]	Total Shareholder Return (TSR) is calculated by dividing (a) the difference between our share price at the end of each fiscal year shown and the beginning of the measurement period, and the beginning of the measurement period by (b) our share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is October 1st.
[5]	The dollar amounts reported represent the amount of net income reflected in our audited financial statements for the applicable year.